Fair Value of Derivative Instruments and Location in Financial Statements (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets | Not Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Fair value of assets	$ 973	$ 4,635	$ 809
Prepaid Expenses and Other Current Assets | Cash Flow Hedges
Derivatives Fair Value [Line Items]
Fair value of assets	32,750	43,557	33,921
Other Assets | Cash Flow Hedges
Derivatives Fair Value [Line Items]
Fair value of assets	19,864	24,906	20,657
Accrued Expenses and Other Current Liabilities | Not Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Fair value of liabilities	1,986	254	237
Accrued Expenses and Other Current Liabilities | Cash Flow Hedges
Derivatives Fair Value [Line Items]
Fair value of liabilities	13,326	10,092	4,540
Other Liabilities | Cash Flow Hedges
Derivatives Fair Value [Line Items]
Fair value of liabilities	$ 12,931	$ 7,842	$ 12,576